Financing Transactions - Summary of Public Offerings and Equity Placements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			$ 35,000
Net Proceeds Received	496,224	631,057	645,642
Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			35,000
Public Offerings [Member] | Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	219,474		419,989
Less: Teekay Corporation portion	(4,389)		(8,400)
Offering Costs	(8,164)		(18,645)
Net Proceeds Received	206,921		392,944
Public Offerings [Member] | Teekay Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	69,000	112,054	243,977
Less: Teekay Corporation portion			(32,000)
Offering Expenses	(3,229)	(4,820)	(9,279)
Net Proceeds Received	65,771	107,234	202,698
Public Offerings [Member] | Teekay LNG [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	189,243	356,133
Less: Teekay Corporation portion	(3,784)	(7,123)
Offering Costs	(6,927)	(14,909)
Net Proceeds Received	178,532	334,101
Direct Equity Placement [Member] | Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	45,919
Less: Teekay Corporation portion	(919)
Offering Costs
Net Proceeds Received	45,000
Direct Equity Placement [Member] | Teekay LNG [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			51,020
Less: Teekay Corporation portion			(1,020)
Offering Costs
Net Proceeds Received			50,000
Private Equity Placement [Member] | Teekay Offshore [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		420,145
Less: Teekay Corporation portion		(230,144)
Offering Costs		(279)
Net Proceeds Received		$ 189,722